Contingent consideration - Milestone Payments (Details) - Joint ventures where entity is venturer $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
2019	$ 100
2020	625
2021	7,125
Commitments made by entity, related party transactions	$ 7,850